Acquisitions (Allocation of Purchase Price, Internet Service Business Acquired in January 2014) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 312,968	$ 344,630
Internet service company acquired in January 2014 [Member]
Business Acquisition [Line Items]
Cash			$ 14,730
Other net liabilities acquired, excluding intangible assets and related deferred tax liabilities			(18,238)
Goodwill			60,612
Deferred tax liability			(3,014)
Total			66,146
Internet service company acquired in January 2014 [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Intangible assets			5,438
Internet service company acquired in January 2014 [Member] | Domain name [Member]
Business Acquisition [Line Items]
Intangible assets			3,008
Internet service company acquired in January 2014 [Member] | Technology [Member]
Business Acquisition [Line Items]
Intangible assets			2,314
Internet service company acquired in January 2014 [Member] | User base [Member]
Business Acquisition [Line Items]
Intangible assets			$ 1,296